EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

17. EQUITY

(a) Ordinary shares

The maximum number of shares that the Company authorized to issue was changed from 100,000,000 Ordinary Shares of one class each with no par value to 5,060,000,000 shares dividing into: (1) 5,000,000,000 Ordinary Shares with no par value each; (2) 50,000,000 class A shares with no par value each, and (3) 10,000,000 preferred shares with no par value each.

In January 2025, the Company issued 40,000 ordinary shares to an investor at $7.947 per share, which generated a total of net proceeds of $317,880 for the Company.

In January 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $50,000, $100,000, and $125,000 of partial principal, into a total of 39,741 ordinary shares of the Company, with a conversion price at $7.398, $7.299, and $6.483 per share, respectively.

In February 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $125,000 of partial principal with a conversion price at $6.249 per share into 20,003 ordinary shares of the Company.

In February 2025, the Company issued 16,667 ordinary shares to an investor at $8.16 per share, which generated a total of net proceeds of $136,000 for the Company.

In March 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $6.258 per share into 15,980 ordinary shares of the Company.

In April 2025, the Company issued a total of 266,667 ordinary shares to certain individual investors at $6.0 per share, which generated $1,600,000 net proceeds for the Company.

In April 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $4.596 per share into 21,758 ordinary shares of the Company.

In May 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $108,500 of partial principal with a conversion price at $4.818 per share into 22,520 ordinary shares of the Company.

In June 2025, the Company issued 86,000 ordinary shares to an investor at $3.38 per share, which generated net proceeds of $290,680 for the Company.

In July 2025, the Company issued 87,000 ordinary shares to an investor at $3.66 per share, which generated a total of net proceeds of $318,420 for the Company.

In July 2025, the Company issued 266,666 ordinary shares with fair value of approximately $1,355,000 to certain directors, executive officers, and employees as compensations for their services.

In July 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $3.1209 per share into 32,042 ordinary shares of the Company.

In August 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $2.9494 per share into 33,905 ordinary shares of the Company.

In September 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000, $125,000, and $75,000 of partial principal, into a total of 121,637 ordinary shares of the Company, with a conversion price at $2.5066, $2.4602, and $2.4244 per share, respectively.

In September 2025, the Company issued 120,000 ordinary shares to an investor at $2.5700 per share, which generated a total of net proceeds of $308,400 for the Company.

In October 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of approximately $136,000 of partial principal with a conversion price at $2.3898 per share into 56,930 ordinary shares of the Company.

In November 2025, the Company issued 7,882,921 ordinary shares for the acquisition of Skyladder Group Limited. The fair value of consideration as of the completion date was approximately $7,252,000, determined based on the probability-weighted assessment of achieving the specified revenue and net profit (after tax) targets.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(b) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five hundred thousand ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

There were no stock options granted to employees during the six months ended June 30, 2026 and 2025. There was no option exercised during the six months ended June 30, 2026 and 2025. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the six months ended June 30, 2026 and 2025.

As of June 30, 2026 and December 31, 2025, no unrecognized compensation expense related to non-vested share options expected to be recognized.

(c) Stock options and warrants to non-employees

Pursuant to the 2016 Plan and its amendment, for the six months ended June 30, 2026 and 2025, the Company issued nil and nil warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil and $ nil for the six months ended June 30, 2026 and 2025, respectively. During the six months ended June 30, 2026, no options or warrants were exercised.

As of June 30, 2026 and December 31, 2025, there was no stock options and warrants outstanding and exercisable.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS